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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY     August 14, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: $588,464
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Number    Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED JUNE 30, 2009

                                                                                                               VOTING AUTHORITY
                                                      VALUE    SHRS OR PRN   SH/ PUT/  INVESTMENT   OTHER      ----------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)      AMT       PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ------------  ---- ---- ------------ --------  ----  ---------- -----
ALLIED WASTE INDS INC     SDCV 4.250% 4/1  019589AD2      963    1,000,000   PRN      SHARED-OTHER    1             1,000,000
AMERICAN INTL GROUP INC   UNIT 99/99/9999  026874115      476       50,000   SH       SHARED-OTHER    1                50,000
AMERICAN MED SYS HLDGS
 INC                      NOTE 3.250% 7/0  02744MAA6    3,387    3,500,000   PRN      SHARED-OTHER    1             3,500,000
AMGEN INC                 NOTE 0.125% 2/0  031162AN0    4,800    5,000,000   PRN      SHARED-OTHER    1             5,000,000
ARCHER DANIELS MIDLAND CO UNIT 99/99/9999  039483201    1,825       50,000   SH       SHARED-OTHER    1                50,000
CEPHALON INC              NOTE 2.000% 6/0  156708AP4    2,560    2,000,000   PRN      SHARED-OTHER    1             2,000,000
CHATTEM INC               NOTE 2.000%11/1  162456AP2    3,681    3,000,000   PRN      SHARED-OTHER    1             3,000,000
FREEPORT-MCMORAN COPPER
 & GO                         PFD CONV     35671D782    1,589       20,000   SH       SHARED-OTHER    1                20,000
SCHEIN HENRY INC          NOTE 3.000% 8/1  806407AB8    1,115    1,000,000   PRN      SHARED-OTHER    1             1,000,000
INVACARE CORP             DBCV 4.125% 2/0  461203AD3    1,396    1,750,000   PRN      SHARED-OTHER    1             1,750,000
JAZZ PHARMACEUTICALS INC*       COM        472147107   36,789    9,942,946   SH       SHARED-OTHER                  9,942,946
JOHNSON CTLS INC          UNIT 99/99/9999  478366602    8,116       75,000   SH       SHARED-OTHER    1                75,000
KINROSS GOLD CORP         NOTE 1.750% 3/1  496902AD9      954    1,000,000   PRN      SHARED-OTHER    1             1,000,000
L-3 COMMUNICATIONS CORP   DEBT 3.000% 8/0  502413AW7    4,863    5,000,000   PRN      SHARED-OTHER    1             5,000,000
MEDCATH CORP*                   COM        58404W109   23,150    1,968,522   SH       SHARED-OTHER                  1,968,522
MEDTRONIC INC             NOTE 1.500% 4/1  585055AL0      979    1,000,000   PRN      SHARED-OTHER    1             1,000,000

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
MICROCHIP TECHNOLOGY INC  SDCV 2.125%12/1  595017AB0    2,925    4,500,000   PRN      SHARED-OTHER    1             4,500,000
NEWCASTLE INVT CORP             COM        65105M108       39       59,100   SH       SHARED-OTHER                     59,100
PRIMEDIA INC*                 COM NEW      74157K846   52,286   26,012,715   SH       SHARED-OTHER                 26,012,715
PROSHARES TR              PSHS REAL ESTAT  74347R552      226       11,500   SH       SHARED-OTHER    1                11,500
PROSHARES TR              PSHS ULTSH 20YRS 74347R297    1,018       20,000   SH       SHARED-OTHER    1                20,000
ROCKWOOD HLDGS INC*             COM        774415103  324,052   22,134,709   SH       SHARED-OTHER                 22,134,709
SEALY CORP*                     COM        812139301   91,387   46,625,921   SH       SHARED-OTHER                 46,625,921
SPARTAN STORES INC        NOTE 3.375% 5/1  846822AE4    1,329    2,000,000   PRN      SHARED-OTHER    1             2,000,000
SUNPOWER CORP             DBCV 4.750% 4/1  867652AC3      567      500,000   PRN      SHARED-OTHER    1               500,000
TRANSOCEAN INC            NOTE 1.625%12/1  893830AU3    5,764    6,000,000   PRN      SHARED-OTHER    1             6,000,000
VERISIGN INC              SDCV 3.250% 8/1  92343EAD4    1,667    2,500,000   PRN      SHARED-OTHER    1             2,500,000
WATSON PHARMACEUTICALS
 INC                      DBCV 1.750% 3/1  942683AC7    4,931    5,000,000   PRN      SHARED-OTHER    1             5,000,000
WESTERN REFNG INC         NOTE 5.750% 6/1  959319AC8      891    1,000,000   PRN      SHARED-OTHER    1             1,000,000
WRIGHT MED GROUP INC      NOTE 2.625%12/0  98235TAA5    1,501    2,000,000   PRN      SHARED-OTHER    1             2,000,000
XILINX INC                DBCV 3.125% 3/1  983919AD3      374      500,000   PRN      SHARED-OTHER    1               500,000
ZHONE TECHNOLOGIES INC
 NEW*                           COM        98950P108    2,866    8,959,375   SH       SHARED-OTHER                  8,959,375

* Position held by one or more entities engaged in the private equity business.